Note 6 - Accrued Liabilities (Details) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Accrued Liabilities [Abstract]
Professional fees	$ 229,170	$ 400,796
Property taxes	0	111,970
Interest	17,413	54,110
Other	106,564	215,493
Accrued liabilities	$ 353,147	$ 782,369